Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
(9)           Commitments and Contingencies

(a)           Lease Commitments

The Company and its subsidiaries lease office space and office related equipment under noncancelable operating leases with various expiration dates from 2012 through 2019.

Future minimum lease payments under the operating leases in each of the years subsequent to December 31, 2011 are as follows (in thousands):

		Amount
Years ended December 31:
	2012	$8,572
	2013	6,019
	2014	4,498
	2015	3,410
	2016	2,275
	Thereafter	2,510
Total		$27,284

Related rent expense was $1.7 million, $4.0 million and $8.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

(b)           Employee Benefit Plans

The Company and certain of its subsidiaries each sponsor separate voluntary defined contribution pension plans. The plans cover employees that meet specific age and length of service requirements. The Company and certain of its subsidiaries have various matching and vesting arrangements within their individual plans. For the years ended December 31, 2009, 2010 and 2011, the Company recorded $18,000, $41,000 and $297,000, respectively, in compensation expense related to these plans.

 (c)           Letter of Credit

As of December 31, 2010 and 2011, the Company had $220,000 and $190,000, respectively outstanding under letters of credit which are used to secure certain of the Company’s leased office facilities.